Cash and Cash Equivalents and Restricted Cash	12 Months Ended
Dec. 31, 2025
Cash and Cash Equivalents and Restricted Cash [Abstract]
CASH AND CASH EQUIVALENTS AND RESTRICTED CASH
4.	CASH AND CASH EQUIVALENTS AND RESTRICTED CASH

	As of December 31,
	2025	2024
Cash on hand	$591,145	$541,937
Cash in bank	23,954,145	21,394,485
Subtotal	24,545,290	21,936,422
Restricted cash – current	-	27,642
Restricted cash – non-current	2,322,790	1,432,738
Subtotal	26,868,080	23,396,802
Cash at banks attributable to discontinued operations	32,132	-
Cash, cash equivalents, and restricted cash	$26,900,212	$23,396,802

Cash and cash equivalents in continuing operations	$24,545,290	$21,936,422
Cash and cash equivalents in discontinued operations	32,132	-
Cash and cash equivalents presented in consolidated statements of cash flows	$24,577,422	$21,936,422

As of December 31, 2025 and December 31, 2024, the Company had approximately $15,500,000 and $13,000,000 time deposits in banks. These deposits have original maturities of 90 days and earn interest at rates ranging from 3.63 % to 3.80% per annum for the year ended December 31,2025. For the year ended December 31, 2024, the deposits earned interest rates ranging from 4.10% to 4.44%. The Company recorded interest income of $653,661 and $500,012 for the years ended December 31, 2025 and 2024.

As of December 31, 2025, restricted cash – non current primarily consists of cash deposits maintained in designated banks accounts as guarantees required by customers to secure the Company’s performance of its contractual obligations.